As filed with the U.S. Securities and Exchange Commission on December 13, 2018

Securities Act File No. 333-162441

Investment Company Act File No. 811-22338

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 175	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 176	☒

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

(Exact Name of Registrant as Specified in Charter)

100 International Drive

Baltimore, Maryland 21202

(Address of principal executive offices)

Registrant’s telephone number, including area code: (410) 539-0000

Name and address of agent for service:	Copy to:
ROBERT I. FRENKEL	ROGER P. JOSEPH, ESQ.
Legg Mason & Co., LLC	Morgan, Lewis & Bockius LLP
100 First Stamford Place	One Federal Street
Stamford, Connecticut 06902	Boston, Massachusetts 02110

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)

☐	on pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment is being filed solely to submit in interactive data format exhibits containing risk/return summary information that is identical to the risk/return summary information contained in the Registrant’s prospectus for Martin Currie SMASh Series EM Fund, which was filed with the Securities and Exchange Commission in Post-Effective Amendment No. 174 to the Registrant’s registration statement on November 23, 2018.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant LEGG MASON GLOBAL ASSET MANAGEMENT TRUST, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland on this 13th day of December, 2018.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST, on behalf of its series:

Martin Currie SMASh Series EM Fund

By:	/s/ Jane Trust
Jane Trust
President and Principal Executive Officer

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on December 13, 2018.

Signature		Title

/s/ Arnold L. Lehman* Arnold L. Lehman		Chair and Trustee

/s/ Ruby P. Hearn* Ruby P. Hearn		Trustee

/s/ Robin J.W. Masters* Robin J.W. Masters		Trustee

/s/ Jill E. McGovern* Jill E. McGovern		Trustee

/s/ Arthur S. Mehlman* Arthur S. Mehlman		Trustee

/s/ G. Peter O’Brien* G. Peter O’Brien		Trustee

/s/ S. Ford Rowan* S. Ford Rowan		Trustee

/s/ Robert M. Tarola* Robert M. Tarola		Trustee

/s/ Jane Trust Jane Trust		President (Principal Executive Officer), Chief Executive Officer and Trustee

/s/ Richard F. Sennett Richard F. Sennett		Principal Financial and Accounting Officer

* By:	/s/ Richard F. Sennett Richard F. Sennett

*	Attorney in Fact, pursuant to Power of Attorney

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase